U.S. SECURITIES & EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



1.    Name and address of issuer:       OFFITBANK VARIABLE INSURANCE FUND, INC.
                                        125 West 55th Street
                                        New York, New York 10019

2.    Name of each series or class of funds for which this notice is filed:

      OFFITBANK VIF-High Yield Fund
      OFFITBANK VIF-Emerging Markets Fund

3.    Investment Company Act File Number :                             811-8640

      Securities Act File Number:                                      33-81748


4.    Last day of fiscal year for which this notice is filed:     March 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]

6. Date of termination of Issuer's declaration under rule 24f-2(a)(1), if applicable:

                                 Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                          None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2;

                                                          None

9.    Number and aggregate sale price of securities sold during the fiscal year.

                                               Shares               Amount

      OFFITBANK VIF-High Yield Fund               3,333              $33,333
      OFFITBANK VIF-Emerging Markets Fund         3,333               33,333
                                                  -----               ------
         Total                                    6,666              $66,666
                                                  =====              =======

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2;

      OFFITBANK Variable Insurance Fund, Inc.     6,666              $66,666

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable; Shares Amount

      OFFITBANK VIF-High Yield Fund                  263               $2,705
      OFFITBANK VIF-Emerging Markets Fund            171                1,756
                                                    ------              -----
          Total                                      434               $4,461
                                                     ===               ======


12.   Calculation of registration fee:

      (i)  Aggregate  sale price of  securities  sold during the
           fiscal year in reliance on rule 24f-2 (from Item 10):     $ 66,666

      (ii) Aggregate price of shares issued in connection with
           dividend reinvestment plans (from item 11, if applicable):   4,461

      (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

    OFFITBANK VIF High Yield Fund                 $   0
    OFFITBANK VIF Emerging Markets Fund               0
                                         --------------
         Total                                    $   0                     0

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):                           0

      (v) Net  aggregate  price of  securities  sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus line
          (ii), less line (iii), plus line (iv):                       71,127

      (vi) Multiplier prescribed by
           Section 6(b) of the Securities Act of 1933
           or other applicable law or regulation:                  1/33rd of 1%

     (vii) Fee due (line (i) or line (v) multiplied by line (vii)):       $21.55


13.   Check box if fees are being remitted to the Commission's
      lockbox depository as described in section 3a of
      the Commission's Rules of Informal and Other Procedures
      (17 CRF 202.3a)                                                        [X]

      Date of mailing or wire transfer of filing fees to the
      Commission's lockbox depository:                             June 4, 1997


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


         By (Signature and Title)           /s/ Michael Sakala
                                            ------------------
                                            Michael Sakala/Assistant Secretary

         Date:  July 24, 1997


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